Share Option Plans - Summary of Nonvested Shares (Detail) (CNY)	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Nonvested at January 1, 2013	384,956
Shares, Granted
Shares, Vested	(192,478)
Shares, Forfeited
Shares Nonvested at December 31, 2013	192,478
Nonvested [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value, Nonvested at January 1, 2013	11
Weighted-average grant-date fair value, Granted
Weighted-average grant-date fair value, Vested	11
Weighted-average grant-date fair value, Forfeited
Weighted-average grant-date fair value, Nonvested at December 31, 2013	11